Notes Payable (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Notes Payable (Details) [Line Items]
Proceeds unsecured notes payable			$ 1,261,254		$ 2,633,667	$ 10
Loans bearing interest percentage					3.95%
Maturity term			3 years	3 years	3 years
Estimated market borrowing rate percentage			10.00%	10.00%	10.00%
Contribution benefit reserves			$ 228,497		$ 297,710
Accrued interest			472,107		249,496
Finance expense			371,061		$ 257,448	$ 125,903
Proceeds aggregate amount		$ 610,247
Payroll cost			$ 829,937
Total loan (in Dollars)				$ 228,269
Bottom of range [member]
Notes Payable (Details) [Line Items]
Loans bearing interest percentage			2.45%	2.45%
Top of range [member]
Notes Payable (Details) [Line Items]
Loans bearing interest percentage			3.95%	3.95%
PPP [Member]
Notes Payable (Details) [Line Items]
Maturity term			2 years	2 years
Proceeds aggregate amount	$ 829,937
Interest rate			1.00%